26. EMPLOYEE BENEFITS (Details 16)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
General mortality table	35% and Average Salary Supplementation Plans : AT 2000 segregated by gender (10% smoothed)	Milenium Plan, 35% and Average Salary Supplementation Plans: AT 2000 segregated by gender (10% smoothed)
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Inflation	5.00%	5.50%
Post-employment healthcare benefits
Disclosure of defined benefit plans [line items]
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender
Disability mortality table	Winklevoss with death probabilities reduced by 1% in all ages	Winklevoss with death probabilities reduced by 1% in all ages
Actuarial nominal discount rate	10.34%	11.73%
Inflation	5.00%	5.50%
Nominal increase in medical cost based on age	0.5% - 3.00%real a.a	0.5% - 3.00%real a.a
Nominal medical costs growth rate	8.41%	8.93%
Average medical cost	1,001.69	698,57